Land use right (Tables)	12 Months Ended
Dec. 31, 2025
Land Use Right [Abstract]
Summary of Land Use Right

	As of December 31,
	2024	2025
	(in US$ thousands)
Land use rights	$167,896	$171,708
Less: accumulated amortization	(6,501)	(10,117)
Land use rights, net	$161,395	$161,591